PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 14,559	$ 14,475
Less: accumulated depreciation and amortization	9,893	9,281
Total property and equipment, net	4,666	5,194
Depreciation expense	2,371	2,679	$ 2,454
Office, equipment and facilities [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	6,440	6,332
Internal use software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	3,396	3,345
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	2,127	2,192
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 2,596	$ 2,606